SUBSEQUENT EVENTS - Amended and Restated Equity Purchase Facility Agreement (Details) - USD ($)	Jul. 15, 2025	Feb. 21, 2025	Jan. 15, 2025	May 14, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 25, 2025	Feb. 06, 2025	Jan. 31, 2025	Jan. 22, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Shares issued						14,125,152					13,165,152	6,421,829
Common stock par value						$ 0.0001					$ 0.0001	$ 0.0001
A&R EPFA
Subsequent Event [Line Items]
Price per advance shares (% multiplier on Market Price)		95.00%
Reduction of number of advance shares (%)		100.00%
Reduction of number of advance shares (%) for each MAP Events		16.00%
Maximum floor price (%)		120.00%
Floor price per common stock ($ per share)			$ 0.7176
Floor price (being % of 5 days VWAP of common shares)			20.00%
Shares issued							20,000		15,000	800,000
Common stock par value							$ 2.28		$ 2.67	$ 2.64
Aggregate amount							$ 45,600		$ 40,042	$ 2,112,800
A&R EPFA | No Minimum Acceptable Price selected
Subsequent Event [Line Items]
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%
A&R EPFA | Accelerated Purchase Pricing Period
Subsequent Event [Line Items]
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%
Subsequent event
Subsequent Event [Line Items]
Shares issued								125,000
Subsequent event | A&R EPFA
Subsequent Event [Line Items]
Price per advance shares (% multiplier on Market Price)		95.00%
Reduction of number of advance shares (%)		100.00%
Reduction of number of advance shares (%) for each MAP Events		16.00%
Maximum floor price (%)		120.00%
Floor price per common stock ($ per share)			$ 0.7176
Floor price (being % of 5 days VWAP of common shares)			20.00%
Floor price reduction (being % of 5 days VWAP of common shares)	20.00%
Shares issued				630,251	630,251		20,000		15,000	800,000
Common stock par value							$ 2.28		$ 2.67	$ 2.64
Aggregate amount							$ 45,600		$ 40,042	$ 2,112,800
Subsequent event | A&R EPFA | No Minimum Acceptable Price selected
Subsequent Event [Line Items]
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%
Subsequent event | A&R EPFA | Accelerated Purchase Pricing Period
Subsequent Event [Line Items]
Minimum Acceptable Price (% multiplier on Floor Price)		105.30%